HELLENIC REPUBLIC BANK SUPPORT PLAN (Tables)	12 Months Ended
Dec. 31, 2015
Hellenic Republic Bank Support Plan Tables [Abstract]
Hellenic Republic Bank Support Plan Tables [Text Block]

Pillar II—Government guaranteed borrowings facility
Under the government-guaranteed borrowings facility, as of December 31, 2015 we participated in the second pillar of Greek Law 3723/2008 as follows:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Variable Rate Notes	May 2, 2013	May 3, 2016	4,500	Three-month Euribor plus 1,200 bps	Quarterly
Variable Rate Notes	October 19, 2015	April 19, 2016	2,600	Six-month Euribor plus 800 bps	Semi-annually
Variable Rate Notes	July 29, 2015	January 29, 2016	1,075	Six-month Euribor plus 800 bps	Semi-annually
Variable Rate Notes	October 19, 2015	January 19, 2016	1,500	Three-month Euribor plus 800 bps	Quarterly
Total			9,675

Subsequent to December 31, 2015, under the same Pillar the Bank issued the following note:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Variable Rate Notes	April 21, 2016	April 21, 2017	3,000	Three-month Euribor plus 900 bps	Quarterly
Total as of April 30, 2016			3,000

Additionally, on April 15, 2016, under the same Pillar the Bank partially cancelled the following note:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Variable Rate Notes	May 2, 2013	May 3, 2016	3,000	Three-month Euribor plus 1,200 bps	Quarterly
Total as of April 30, 2016			3,000